Document and Entity Information - shares	12 Months Ended
	Jun. 30, 2018	Sep. 18, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	CLPS Inc
Entity Central Index Key	0001724542
Amendment Flag	false
Trading Symbol	CLPS
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--06-30
Document Type	20-F
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		13,813,821